SEGMENT AND DISAGGREGATED REVENUE INFORMATION	12 Months Ended
Jan. 02, 2021
Segment Reporting [Abstract]
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
NOTE 15. SEGMENT AND DISAGGREGATED REVENUE
 INFORMATION
Segment Reporting
We have the following reportable segments:
•	Label and Graphic Materials – manufactures and sells pressure-sensitive label and packaging materials and films for graphic and reflective products;
•
Retail Branding and Information Solutions – designs, manufactures and sells a wide variety of branding and information solutions, including brand and price tickets, tags and labels (including RFID inlays), and related services, supplies and equipment; and

•	Industrial and Healthcare Materials – manufactures and sells performance tapes and other adhesive products for industrial, medical and other applications, as well as fastener solutions.
Intersegment sales are recorded at or near market prices and are eliminated in determining consolidated sales. We evaluate our performance based on income from operations before interest expense and taxes. Corporate expense is excluded from the computation of income from operations for the segments.
We do not disclose total assets by reportable segment since we neither generate nor review that information internally. As our reporting structure is neither organized nor reviewed internally by country, results by individual country are not provided.
Disaggregated Revenue Information
Disaggregated revenue information is shown below in the manner that best depicts how the nature, amount, timing and uncertainty of our revenue and cash flows are affected by economic factors. Revenue from our LGM reportable segment is attributed to geographic areas based on the location from which products are shipped. Revenue from our RBIS reportable segment is shown by product group.

(In millions)	2020	2019	2018

Net sales to unaffiliated customers
Label and Graphic Materials:
U.S.	$1,294.3	$1,246.6	$1,256.0
Europe	1,758.1	1,767.9	1,851.3
Asia	1,040.8	1,065.0	1,081.2
Latin America	340.3	375.4	367.8
Other international	281.6	291.0	294.8

Total Label and Graphic Materials	4,715.1	4,745.9	4,851.1

Retail Branding and Information Solutions:
Apparel	1,432.3	1,458.5	1,441.7
Printer Solutions	198.6	191.8	171.5

Total Retail Branding and Information Solutions	1,630.9	1,650.3	1,613.2

Industrial and Healthcare Materials	625.5	673.9	694.7

Net sales to unaffiliated customers	$6,971.5	$7,070.1	$7,159.0
Revenue by geographic area is shown below. Revenue is attributed to geographic areas based on the location from which products are shipped.

(In millions)	2020	2019	2018

Net sales to unaffiliated customers
U.S.	$1,683.6	$1,638.8	$1,625.1
Europe	2,164.7	2,160.2	2,251.4
Asia	2,378.5	2,458.5	2,473.2
Latin America	440.3	498.3	490.0
Other international	304.4	314.3	319.3

Net sales to unaffiliated customers	$6,971.5	$7,070.1	$7,159.0
Net sales to unaffiliated customers in Asia included sales in China (including Hong Kong) of $1.31 billion in 2020, $1.38 billion in 2019, and $1.43 billion in 2018.

Additional Segment Information
Additional financial information by reportable segment is shown below.

(In millions)	2020	2019	2018

Intersegment sales
Label and Graphic Materials	$80.3	$80.2	$78.7
Retail Branding and Information Solutions	27.5	20.6	4.7
Industrial and Healthcare Materials	6.4	8.8	8.8

Intersegment sales	$114.2	$109.6	$92.2

Income before taxes
Label and Graphic Materials	$688.8	$601.5	$568.2
Retail Branding and Information Solutions	144.7	196.6	170.4
Industrial and Healthcare Materials	58.2	60.0	62.9
Corporate expense	(82.5)	(87.6)	(83.4)
Interest expense	(70.0)	(75.8)	(58.5)
Other non-operating expense (income), net	(1.9)	(445.2)	(104.8)

Income before taxes	$737.3	$249.5	$554.8

Capital expenditures (1)
Label and Graphic Materials	$87.3	$137.8	$151.5
Retail Branding and Information Solutions	101.6	63.1	57.1
Industrial and Healthcare Materials	17.3	24.2	19.3

Capital expenditures	$206.2	$225.1	$227.9

Depreciation and amortization expense (1)
Label and Graphic Materials	$107.0	$100.2	$104.7
Retail Branding and Information Solutions	71.6	52.6	49.0
Industrial and Healthcare Materials	26.7	26.2	27.3

Depreciation and amortization expense	$205.3	$179.0	$181.0

Other expense (income), net by reportable segment
Label and Graphic Materials	$22.2	$28.3	$61.8
Retail Branding and Information Solutions	22.7	9.9	11.4
Industrial and Healthcare Materials	8.4	9.4	(1.0)
Corporate	.3	5.6	(2.3)

Other expense (income), net	$53.6	$53.2	$69.9

Other expense (income), net by type
Restructuring charges:
Severance and related costs	$49.1	$45.3	$63.0
Asset impairment charges and lease cancellation costs	6.2	5.1	10.7
Other items:
Transaction and related costs	4.2	2.6	–
Legal settlement	–	3.4	–
Argentine peso remeasurement transition loss	–	–	3.4
Other restructuring-related charge	–	–	.5
Net gain on investments	(5.4)	–	–
Net gain on sales of assets	(.5)	(3.2)	(2.7)
Reversal of acquisition-related contingent consideration	–	–	(5.0)

Other expense (income), net	$53.6	$53.2	$69.9
(1)	Corporate capital expenditures and depreciation and amortization expense are allocated to the segments based on their percentage of consolidated net sales.
Property, plant and equipment, net, in our U.S. and international operations were as follows:

(In millions)	2020	2019	2018

Property, plant and equipment, net
U.S.	$403.1	$366.9	$317.3
International	940.6	843.8	820.1

Property, plant and equipment, net	$1,343.7	$1,210.7	$1,137.4